PPP loan - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 21, 2021	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 21, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 21, 2020
Debt Instrument [Line Items]
Debt instrument face amount						$ 15,000
Impact Of PPP Loan Under CARES Act [Member] | Other Current And Long Term Liabilities [Member]
Debt Instrument [Line Items]
Payroll tax deferral amount			$ 1,379
Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due next twelve months							50.00%
Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty Two [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due year one							50.00%
CARES Act [Member] | Impact Of PPP Loan Under CARES Act [Member] | Other Current And Long Term Liabilities [Member]
Debt Instrument [Line Items]
Payroll tax deferral amount		$ 1,378
CARES Act [Member] | Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due next twelve months					50.00%
CARES Act [Member] | Impact Of PPP Loan Under CARES Act [Member] | Due On December Thirty One Two Thousand Twenty Two [Member]
Debt Instrument [Line Items]
Percentage of deferred payroll taxes amount due year one				50.00%
CARES Act [Member] | Payback Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 5,580								$ 5,580
Interest rate	1.00%	1.00%	1.00%
Debt instrument date of first required payment	Sep. 15, 2021	Sep. 15, 2021	Sep. 15, 2021
Debt instrument frequency of periodic payment	monthly	monthly	monthly
Interest accrual on loan		$ 0	$ 44					$ 44